FINANCIAL RISK MANAGEMENT - How Entity Manages Liquidity Risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Lease liabilities		$ 100.0	$ 86.0
Derivative liabilities		14.1	25.5
Financial instruments - other		191.9	108.6
Financial liabilities		1,372.3	1,245.4
Bank borrowings. letters of credit		197.5	146.2
Lease liabilities		$ 100.0	86.0
Letter of credit, extension period	1 year	1 year
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		$ 1,591.0	1,488.7
Accounts Payable And Accrued Liabilities1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		314.7	274.7
Accounts Payable And Accrued Liabilities1 [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		314.7	274.7
Debt Repayments [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		782.9	782.9
Interest Payments On Debt [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		187.4	211.0
Asset Retirement Obligations
Disclosure of detailed information about financial instruments [line items]
Bank borrowings. letters of credit		166.3	119.8
Within 1 year
Disclosure of detailed information about financial instruments [line items]
Lease liabilities		38.8	27.6
Derivative liabilities		3.0
Financial instruments - other		62.1
Lease liabilities		38.8	27.6
Within 1 year | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities		447.3
Current financial liabilities		447.3
Within 1 year | Debt Repayments [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities		0.0
Current financial liabilities		0.0
Within 1 year | Interest Payments On Debt [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities		28.7
Current financial liabilities		28.7
2 - 3 years
Disclosure of detailed information about financial instruments [line items]
Lease liabilities		39.9	37.8
Derivative liabilities		11.1
Financial instruments - other		22.4
Lease liabilities		39.9	37.8
2 - 3 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities		130.8
Non-current financial liabilities		130.8
2 - 3 years | Accounts Payable And Accrued Liabilities1 [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities		0.0
Non-current financial liabilities		0.0
2 - 3 years | Debt Repayments [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities		0.0
Non-current financial liabilities		0.0
2 - 3 years | Interest Payments On Debt [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities		57.4
Non-current financial liabilities		57.4
4 - 5 years
Disclosure of detailed information about financial instruments [line items]
Lease liabilities		11.2	8.1
Derivative liabilities		0.0
Financial instruments - other		12.5
Lease liabilities		11.2	8.1
4 - 5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities		360.2
Non-current financial liabilities		360.2
4 - 5 years | Accounts Payable And Accrued Liabilities1 [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities		0.0
Non-current financial liabilities		0.0
4 - 5 years | Debt Repayments [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities		282.9
Non-current financial liabilities		282.9
4 - 5 years | Interest Payments On Debt [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities		53.6
Non-current financial liabilities		53.6
Over 5 years
Disclosure of detailed information about financial instruments [line items]
Lease liabilities		10.1	12.5
Derivative liabilities		0.0
Financial instruments - other		94.9
Lease liabilities		10.1	$ 12.5
Over 5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities		652.7
Non-current financial liabilities		652.7
Over 5 years | Accounts Payable And Accrued Liabilities1 [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities		0.0
Non-current financial liabilities		0.0
Over 5 years | Debt Repayments [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities		500.0
Non-current financial liabilities		500.0
Over 5 years | Interest Payments On Debt [Member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities		47.7
Non-current financial liabilities		$ 47.7